Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Estimated Useful Lives (Details)	Sep. 30, 2024
Buildings [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives [Line Items]
Expected useful lives	20 years
Minimum [Member] | Machinery and equipment [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives [Line Items]
Expected useful lives	5 years
Minimum [Member] | Automobiles [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives [Line Items]
Expected useful lives	3 years
Minimum [Member] | Office and electric equipment [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives [Line Items]
Expected useful lives	3 years
Maximum [Member] | Machinery and equipment [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives [Line Items]
Expected useful lives	10 years
Maximum [Member] | Automobiles [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives [Line Items]
Expected useful lives	5 years
Maximum [Member] | Office and electric equipment [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives [Line Items]
Expected useful lives	5 years